Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Right of use assets and lease liability
March 31,
2019
Right of use assets	$437,363

Lease liability - right of use
Current portion	$164,521
Long term portion	315,730
Total Lease liability - right of use	$480,251

Lease liability maturities
Year ending December 31,	Amount
2019 (remainder)	$140,173
2020	191,713
2021	197,462
Total lease payments	529,348
Less: Present value adjustment	(49,097)
Total Lease liability - right of use	$480,251

Future minimum lease payments
Year ending December 31,	Amount
2019 (remainder)	$140,173
2020	191,713
2021	197,462
Total	$529,348

Year ending December 31,	Amount

2019	$186,132
2020	191,712
2021	197,464
Total	$575,308